Parametric

Dividend Income Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	376	$137,240

		$137,240

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	1,470	$138,136
Expeditors International of Washington, Inc.	1,663	148,623
United Parcel Service, Inc., Class B	904	154,647

		$441,406

Auto Components — 1.1%
BorgWarner, Inc.	4,009	$155,750
Gentex Corp.	5,867	191,264

		$347,014

Banks — 3.2%
Cullen/Frost Bankers, Inc.	2,385	$200,125
F.N.B. Corp.	21,702	191,629
Investors Bancorp, Inc.	20,073	194,307
People’s United Financial, Inc.	14,200	176,080
Umpqua Holdings Corp.	13,740	190,848

		$952,989

Beverages — 1.6%
Coca-Cola Co. (The)	3,117	$160,837
Keurig Dr Pepper, Inc.	5,564	169,424
PepsiCo, Inc.	1,065	153,605

		$483,866

Biotechnology — 0.9%
Amgen, Inc.	588	$130,559
Gilead Sciences, Inc.	2,455	148,945

		$279,504

Building Products — 1.1%
A.O. Smith Corp.	2,838	$159,808
Johnson Controls International PLC	3,722	171,361

		$331,169

Capital Markets — 4.5%
CME Group, Inc.	886	$155,077
Federated Hermes, Inc., Class B	6,821	183,076
Franklin Resources, Inc.	7,346	161,538
Houlihan Lokey, Inc.	2,549	165,124
Janus Henderson Group PLC	6,724	191,836

Security	Shares	Value
Moelis & Co., Class A	4,281	$167,986
Northern Trust Corp.	1,885	175,531
T. Rowe Price Group, Inc.	1,149	164,778

		$1,364,946

Chemicals — 6.2%
Air Products and Chemicals, Inc.	519	$145,393
Celanese Corp.	1,359	175,760
Corteva, Inc.	5,151	197,386
Dow, Inc.	3,111	164,914
DuPont de Nemours, Inc.	2,635	167,164
Eastman Chemical Co.	1,886	183,696
International Flavors & Fragrances, Inc.(1)	1,255	140,686
Linde PLC	645	165,391
LyondellBasell Industries NV, Class A	2,081	177,093
NewMarket Corp.	421	155,669
Sensient Technologies Corp.	2,513	180,232

		$1,853,384

Communications Equipment — 1.0%
Cisco Systems, Inc.	3,903	$167,907
Juniper Networks, Inc.	6,622	144,161

		$312,068

Containers & Packaging — 1.7%
International Paper Co.	3,604	$178,326
Packaging Corp. of America	1,333	173,290
Sonoco Products Co.	2,898	168,258

		$519,874

Distributors — 0.5%
Genuine Parts Co.	1,609	$158,277

		$158,277

Diversified Consumer Services — 1.1%
H&R Block, Inc.	8,915	$167,602
Service Corp. International	3,479	169,219

		$336,821

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	5,331	$153,266
Verizon Communications, Inc.	2,461	148,669

		$301,935

Electric Utilities — 4.2%
ALLETE, Inc.	2,821	$158,653
Avangrid, Inc.	2,912	135,524
Duke Energy Corp.	1,775	164,472
Hawaiian Electric Industries, Inc.	4,446	159,300

Security	Shares	Value
OGE Energy Corp.	4,963	$160,752
Pinnacle West Capital Corp.	2,046	167,465
Portland General Electric Co.	4,099	169,617
Southern Co. (The)	2,732	163,510

		$1,279,293

Electrical Equipment — 1.7%
Eaton Corp. PLC	1,431	$173,308
Emerson Electric Co.	2,293	176,148
Hubbell, Inc.	1,067	172,417

		$521,873

Electronic Equipment, Instruments & Components — 1.2%
Dolby Laboratories, Inc., Class A	2,230	$197,244
National Instruments Corp.	4,063	152,078

		$349,322

Energy Equipment & Services — 2.1%
Baker Hughes Co.	11,126	$208,278
Helmerich & Payne, Inc.	9,905	225,537
Schlumberger NV	9,253	192,370

		$626,185

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	433	$169,636
Walgreens Boots Alliance, Inc.	4,077	154,967
Walmart, Inc.	1,111	169,750

		$494,353

Food Products — 4.2%
Archer-Daniels-Midland Co.	3,315	$164,987
Bunge, Ltd.	3,225	189,920
General Mills, Inc.	2,473	150,408
Hormel Foods Corp.	3,014	142,200
Ingredion, Inc.	1,913	147,588
Kellogg Co.	2,326	148,655
Kraft Heinz Co. (The)	5,152	169,707
Mondelez International, Inc., Class A	2,699	155,058

		$1,268,523

Gas Utilities — 3.3%
Atmos Energy Corp.	1,527	$146,424
National Fuel Gas Co.	3,521	144,960
New Jersey Resources Corp.	5,476	180,872
ONE Gas, Inc.	2,112	167,228
South Jersey Industries, Inc.	7,519	173,087
Spire, Inc.	2,724	174,227

		$986,798

Security	Shares	Value
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,450	$156,919
Baxter International, Inc.	1,843	140,197
Becton, Dickinson and Co.	644	151,237
Medtronic PLC	1,485	168,845
West Pharmaceutical Services, Inc.	558	153,539

		$770,737

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	1,569	$161,780
Cardinal Health, Inc.	3,251	177,472
Chemed Corp.	303	144,910
Patterson Cos., Inc.	6,431	178,524
UnitedHealth Group, Inc.	498	167,497

		$830,183

Health Care Technology — 0.5%
Cerner Corp.	2,069	$154,844

		$154,844

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	698	$151,773

		$151,773

Household Durables — 2.8%
Garmin, Ltd.	1,541	$179,927
Leggett & Platt, Inc.	3,743	161,323
MDC Holdings, Inc.	3,286	158,615
Newell Brands, Inc.	8,463	179,924
Whirlpool Corp.	843	164,056

		$843,845

Household Products — 2.2%
Colgate-Palmolive Co.	1,919	$164,343
Kimberly-Clark Corp.	997	138,892
Procter & Gamble Co. (The)	1,111	154,285
WD-40 Co.	783	199,125

		$656,645

Industrial Conglomerates — 1.1%
3M Co.	908	$156,839
Honeywell International, Inc.	883	180,061

		$336,900

Insurance — 3.5%
Cincinnati Financial Corp.	1,958	$149,493
Hanover Insurance Group, Inc. (The)	1,640	184,254
MetLife, Inc.	3,988	184,126

Security	Shares	Value
Old Republic International Corp.	9,844	$176,405
Principal Financial Group, Inc.	3,717	185,069
Prudential Financial, Inc.	2,316	175,136

		$1,054,483

IT Services — 3.8%
Accenture PLC, Class A	651	$162,158
Amdocs, Ltd.	2,588	170,316
Automatic Data Processing, Inc.	1,097	190,746
International Business Machines Corp.	1,185	146,371
Jack Henry & Associates, Inc.	897	144,292
MAXIMUS, Inc.	2,116	151,950
Paychex, Inc.	1,851	172,421

		$1,138,254

Leisure Products — 0.6%
Hasbro, Inc.	1,802	$167,640

		$167,640

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	1,441	$168,453
Bio-Techne Corp.	611	185,322

		$353,775

Machinery — 1.7%
Cummins, Inc.	716	$165,518
Graco, Inc.	2,484	168,266
Snap-on, Inc.	998	175,498

		$509,282

Media — 0.6%
Omnicom Group, Inc.	2,955	$186,165

		$186,165

Metals & Mining — 3.3%
Newmont Corp.	2,321	$136,521
Nucor Corp.	3,223	173,075
Reliance Steel & Aluminum Co.	1,417	166,923
Royal Gold, Inc.	1,210	133,669
Southern Copper Corp.	3,274	194,377
Steel Dynamics, Inc.	5,070	183,585

		$988,150

Multi-Utilities — 3.1%
Ameren Corp.	1,848	$143,737
Avista Corp.	4,352	163,287
Consolidated Edison, Inc.	1,941	148,001
Dominion Energy, Inc.	1,875	147,169
MDU Resources Group, Inc.	6,837	170,515
Public Service Enterprise Group, Inc.	2,666	155,375

		$928,084

Security	Shares	Value
Multiline Retail — 1.0%
Dollar General Corp.	693	$151,476
Target Corp.	920	165,168

		$316,644

Oil, Gas & Consumable Fuels — 9.6%
Antero Midstream Corp.	26,455	$178,307
Cabot Oil & Gas Corp.	8,462	148,254
Chevron Corp.	2,007	174,970
Concho Resources, Inc.	3,287	188,937
ConocoPhillips	4,438	175,567
CVR Energy, Inc.	11,631	164,462
EOG Resources, Inc.	3,987	186,911
Equitrans Midstream Corp.	16,908	137,969
Exxon Mobil Corp.	4,196	159,993
HollyFrontier Corp.	7,140	167,005
Kinder Morgan, Inc.	11,546	166,032
Marathon Petroleum Corp.	4,957	192,728
ONEOK, Inc.	5,480	196,568
Phillips 66	2,762	167,322
Pioneer Natural Resources Co.	1,664	167,365
Valero Energy Corp.	3,326	178,839
Williams Cos., Inc. (The)	7,196	150,972

		$2,902,201

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	2,410	$150,384
Eli Lilly & Co.	1,031	150,165
Johnson & Johnson	993	143,667
Merck & Co., Inc.	1,775	142,692
Pfizer, Inc.	4,034	154,543
Viatris, Inc.(2)	500	8,410

		$749,861

Professional Services — 1.2%
ManpowerGroup, Inc.	2,024	$175,380
Robert Half International, Inc.	2,781	178,484

		$353,864

Road & Rail — 0.5%
Landstar System, Inc.	1,204	$158,230

		$158,230

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	2,978	$143,986
Maxim Integrated Products, Inc.	2,136	177,373
Texas Instruments, Inc.	1,078	173,828
Xilinx, Inc.	1,434	208,719

		$703,906

Security	Shares	Value
Software — 0.5%
Microsoft Corp.	731	$156,485

		$156,485

Specialty Retail — 1.6%
Best Buy Co., Inc.	1,384	$150,579
Home Depot, Inc. (The)	560	155,350
Williams-Sonoma, Inc.	1,627	178,108

		$484,037

Technology Hardware, Storage & Peripherals — 0.6%
NetApp, Inc.	3,316	$176,776

		$176,776

Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands, Inc.	9,873	$140,197
NIKE, Inc., Class B	1,207	162,583
VF Corp.	2,068	172,471

		$475,251

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.	17,186	$166,532

		$166,532

Tobacco — 1.0%
Altria Group, Inc.	3,834	$152,708
Philip Morris International, Inc.	1,964	148,773

		$301,481

Trading Companies & Distributors — 1.7%
Fastenal Co.	3,223	$159,377
MSC Industrial Direct Co., Inc., Class A	2,318	193,136
Watsco, Inc.	656	149,148

		$501,661

Total Common Stocks (identified cost $24,022,209)		$29,864,529

Short-Term Investments — 1.1%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	200,298	$200,298
State Street Navigator Securities Lending Government Money Market Portfolio, 0.11% (4)	143,140	143,140

Total Short-Term Investments (identified cost $343,438)		$343,438

Total Investments — 100.3% (identified cost $24,365,647)		$30,207,967

Other Assets, Less Liabilities — (0.3)%		$(92,276)

Net Assets — 100.0%		$30,115,691

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at November 30, 2020. The aggregate market value of securities on loan at November 30, 2020 was $139,228 and the total market value of the collateral received by the Fund was $143,140, comprised of cash.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2020.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at November 30, 2020.

At November 30, 2020, the value of the Fund’s investment in affiliated funds was $200,298, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$233,238	$6,056,726	$(6,089,575)	$(91)	$—	$200,298	$484	200,298

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$29,864,529	*	$—	$—	$29,864,529
Short-Term Investments	143,140		200,298	—	343,438
Total Investments	$30,007,669		$200,298	$—	$30,207,967

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.